S-K 1602(c) Dilution - $ / shares		Sep. 30, 2025	Sep. 27, 2025
No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Nature of Dilution Source	[1]	10.00
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	[1]		$ 203,752
Net Tangible Book Value Amount of Dilution, Per Share	[1]		3.89
Net Tangible Book Value, Adjusted, per Share	[1]		6.17
Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Nature of Dilution Source	[2]	10.00
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	[2]		14,155
Net Tangible Book Value Amount of Dilution, Per Share	[2]		9.07
Net Tangible Book Value, Adjusted, per Share	[2]		$ 0.99

[1]	Assumes that no Public Shareholders exercise redemption rights with respect to their GigCapital7 Class A Ordinary Shares for a pro rata share of the funds in the Trust Account.
[2]	The maximum contractual redemptions scenario assumes that 18,091,573 Public Shares are redeemed for aggregate redemption payments of $189,596,707 million, assuming a $10.4798354 per share redemption price. The Business Combination Agreement contains two conditions to the Closing which are that, after giving effect to the transactions contemplated hereby (including any as a result of any private placement equity financing of GigCapital7, although none is recently contemplated) (i) GigCapital7 shall have at least $5,000,001 of net tangible assets, and (ii) the Available Closing SPAC Cash shall not be less than $20,000,000. The “maximum contractual redemptions scenario” represents the maximum number of Public Shares that may be redeemed while satisfying the conditions mentioned above. The maximum contractual redemptions scenario assumes that 1,908,427 shares were not redeemed; therefore, leaving $20,000,001 in Available Closing SPAC Cash assuming a redemption price of approximately $10.4798354 per share.